SCHEDULE OF DERIVATIVE WARRANT LIABILITY (Details) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2022	Jan. 31, 2021
Notes and other explanatory information [abstract]
Beginning balance	$ 1,242,580	$ 1,582,977	$ 1,490,059	$ 1,582,977
Issued during the period	1,974,626			5,535,852	953,850
Change in fair value of derivative	(1,473,271)	$ (181,078)	92,918	(5,740,202)	536,209
Derecognition of warrant derivative	(636,160)			(136,047)
Ending balance	$ 1,107,775		$ 1,582,977	$ 1,242,580	$ 1,490,059